Accumulated Other Comprehensive Income - Reclassifications Out of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amount reclassified from accumulated other comprehensive income
Provision for income taxes	$ 0.2	$ 0.3	$ 0.4
Net income	1.0	1.6	2.0
Unrealized gains on securities | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	(0.1)	0.0	0.2
Provision for income taxes	0.0	0.0	0.0
Net income	$ (0.1)	$ 0.0	$ 0.2